Accounts and transactions with related parties (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Description of functional currency		CLP
Current payables to related parties	$ 55,140,630	$ 34,282,408
Non current payables to related parties	$ 536,083	0
Representaciones Chile Beer Kevin Michael Szot Eirl [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	52,000,721-0
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Services received
Description of functional currency	CLP
Current payables to related parties	$ 23,375	17,283
Fundacin Teletn [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	71,238,300-3
Country of incorporation	Chile
Description of nature of related party relationship	Related until December 31, 2023
Description of transactions with related party	Services received
Description of functional currency	CLP
Current payables to related parties	$ 0	$ 208,238
Canal 13 Spa [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,115,132-0	76,115,132-0
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Services received	Services received
Canal 13 Spa [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,115,132-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Description of functional currency	CLP
Current payables to related parties	$ 92,268	$ 279,560
Hapaglloyd Chile Spa [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,380,217-5	76,380,217-5
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Services received	Services received
Hapaglloyd Chile Spa [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,380,217-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Description of functional currency	CLP
Current payables to related parties	$ 8,363	$ 7,138
Watts S A Ex Diwatts S A [Member] | Purchase Of Products [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,455,830-8
Country of incorporation	Chile
Description of nature of related party relationship	Related joint venture shareholder of the subsidiary
Description of transactions with related party	Purchase of products
Description of functional currency	CLP
Current payables to related parties	$ 1,218,335	$ 302,729
Saam Logistics S. A. [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,729,932-K	76,729,932-K
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Services received	Services received
Saam Logistics S. A. [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,729,932-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Description of functional currency	CLP
Current payables to related parties	$ 513,428	$ 157,287
Origen Patagonico Spa [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,003,342-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Services received
Description of functional currency	CLP
Current payables to related parties	$ 456	0
Cerveceria Kunstmann Ltda [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,051,330-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Services received
Cerveceria Kunstmann Ltda [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,051,330-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Services received
Description of functional currency	CLP
Current payables to related parties	$ 0	996
Panda Sp A. [Member] | Balance Of Purchase Of Shares [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,450,163-0
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Balance of purchase of shares
Description of functional currency	CLP
Current payables to related parties	$ 250,000	0
Non current payables to related parties	$ 268,041	0
M B B Sp A. [Member] | Balance Of Purchase Of Shares [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,486,593-4
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Balance of purchase of shares
Description of functional currency	CLP
Current payables to related parties	$ 250,000	0
Non current payables to related parties	$ 268,042	$ 0
Comercial Patagona Ltda [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,755,610-K	77,755,610-K
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Subsidiary of joint venture	Subsidiary of joint venture
Description of transactions with related party	Services received	Services received
Comercial Patagona Ltda [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,755,610-K
Country of incorporation	Chile
Description of nature of related party relationship	Subsidiary of joint venture
Description of transactions with related party	Services received
Description of functional currency	CLP
Current payables to related parties	$ 171,590	$ 311,959
Servipag Ltda [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	78,053,790-6
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Description of functional currency	CLP
Current payables to related parties	$ 3,671	$ 1,173
Inversiones Pfi Chile Ltda [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	78,259,420-6	78,259,420-6
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Shareholder of joint operation	Shareholder of joint operation
Description of transactions with related party	Services received	Services received
Inversiones Pfi Chile Ltda [Member] | Purchase Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	78,259,420-6	78,259,420-6
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Shareholder of joint operation	Shareholder of joint operation
Description of transactions with related party	Purchase of products	Purchase of products
Inversiones Pfi Chile Ltda [Member] | Purchase Of Products [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	78,259,420-6
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of joint operation of the subsidiary
Description of transactions with related party	Purchase of products
Description of functional currency	CLP
Current payables to related parties	$ 1,564,090	$ 1,147,715
Cooperativa Agricola Control Pisquero De Elqui Y Limari Ltda [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Services received
Description of functional currency	CLP
Current payables to related parties	$ 0	2,090
Cooperativa Agricola Control Pisquero De Elqui Y Limari Ltda [Member] | Purchase Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Purchase of products
Cooperativa Agricola Control Pisquero De Elqui Y Limari Ltda [Member] | Purchase Of Products [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Purchase of products
Description of functional currency	CLP
Current payables to related parties	$ 27,670	0
Watts S. A. Fusionada Con Ex Diwatts S. A. [Member] | Royalties [Member] | Usd [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	84,356,800-9
Country of incorporation	Chile
Description of nature of related party relationship	Related joint venture shareholder of the subsidiary
Description of transactions with related party	Royalty
Description of functional currency	USD
Current payables to related parties	$ 0	15,995
Nestle Chile Sa [Member] | Purchase Of Products [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	90,703,000-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Purchase of products
Description of functional currency	CLP
Current payables to related parties	$ 0	11,464
Quinenco Sa [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	91,705,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Controller's shareholder
Description of transactions with related party	Services received
Description of functional currency	CLP
Current payables to related parties	$ 0	10,473
Empresa Nacional De Energia Enex Sa [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	92,011,000-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Empresa Nacional De Energia Enex Sa [Member] | Purchase Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	92,011,000-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Purchase of products
Empresa Nacional De Energia Enex Sa [Member] | Purchase Of Products [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	92,011,000-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Purchase of products
Description of functional currency	CLP
Current payables to related parties	$ 9,527	95,039
Servicios Aeroportuarios Aerosan S A [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	94,058,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Description of functional currency	CLP
Current payables to related parties	$ 381	548
Inversiones Enex Sa [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	94,625,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Description of functional currency	CLP
Current payables to related parties	$ 10,966	12,258
Empresas Carozzi Sa [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,591,040-9
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of joint operation of the subsidiary
Description of transactions with related party	Services received
Description of functional currency	CLP
Current payables to related parties	$ 33,026	$ 0
Empresas Carozzi Sa [Member] | Purchase Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,591,040-9	96,591,040-9
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Shareholder of joint operation	Shareholder of joint operation
Description of transactions with related party	Purchase of products	Purchase of products
Empresas Carozzi Sa [Member] | Purchase Of Products [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,591,040-9
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of joint operation of the subsidiary
Description of transactions with related party	Purchase of products
Description of functional currency	CLP
Current payables to related parties	$ 782,698	$ 429,337
Empresas Carozzi Sa [Member] | Purchase Of Products [Member] | Usd [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,591,040-9
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of joint operation of the subsidiary
Description of transactions with related party	Purchase of products
Description of functional currency	USD
Current payables to related parties	$ 16,989	$ 0
Inversiones Punta Brava S A [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,657,690-1	96,657,690-1
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Services received	Services received
Inversiones Punta Brava S A [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,657,690-1
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller
Description of transactions with related party	Services received
Description of functional currency	CLP
Current payables to related parties	$ 0	$ 30,487
Saam Extraportuarios Sa [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,798,520-1
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Description of functional currency	CLP
Current payables to related parties	$ 0	16,350
Rdf Media Sp A. [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,810,030-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Description of functional currency	CLP
Current payables to related parties	$ 14,676	2,977
San Antonio Terminal Internacional Sa [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,908,970-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Description of functional currency	CLP
Current payables to related parties	$ 288	5,479
Cerveceria Austral Sa [Member] | Purchase Of Products [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Description of transactions with related party	Purchase of products
Description of functional currency	CLP
Current payables to related parties	$ 1,908,328	3,277,811
Cerveceria Austral Sa [Member] | Royalties [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Description of transactions with related party	Royalty
Description of functional currency	CLP
Current payables to related parties	$ 744,554	2,058,046
Banco De Chile [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	97,004,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Banco De Chile [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	97,004,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Description of functional currency	CLP
Current payables to related parties	$ 11,261	193,814
Paulaner Brauerei Gruppe Gmbh Co Kgaa [Member] | Purchase Of Products [Member] | Usd [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Germany
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Purchase of products
Description of functional currency	USD
Current payables to related parties	$ 0	1,800
Aguas De Origen [Member] | Consignation [Member] | Ars [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Argentina
Description of nature of related party relationship	Joint venture of subsidiary
Description of transactions with related party	Consignation
Description of functional currency	ARS
Current payables to related parties	$ 9,229,527	$ 0
Ecor Ltda [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Bolivia	Bolivia
Description of nature of related party relationship	Related to the subsidiary's shareholder	Related to the subsidiary's shareholder
Description of transactions with related party	Services received	Services received
Ecor Ltda [Member] | Services Received [Member] | B O B [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Bolivia
Description of nature of related party relationship	Related to the subsidiary's shareholder
Description of transactions with related party	Services received
Description of functional currency	BOB
Current payables to related parties	$ 91,998	$ 0
Premium Brands Srl [Member] | Purchase Of Products [Member] | B O B [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Bolivia
Description of nature of related party relationship	Related to the subsidiary's shareholder
Description of transactions with related party	Purchase of products
Description of functional currency	BOB
Current payables to related parties	$ 0	860
Central Cervecera De Colombia Sas [Member] | Services Received [Member] | Usd [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Colombia
Description of nature of related party relationship	Joint venture of subsidiary
Description of transactions with related party	Services received
Description of functional currency	USD
Current payables to related parties	$ 1,963	1,286
Nestl Waters Management Technology S [Member] | Services Received [Member] | Euros [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	France
Description of nature of related party relationship	Related to the subsidiary's shareholder
Description of transactions with related party	Services received
Description of functional currency	Euros
Current payables to related parties	$ 4,512	27,182
Nestl Waters Marketing Distribution S [Member] | Purchase Of Products [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Description of functional currency	Euros
Nestl Waters Marketing Distribution S [Member] | Purchase Of Products [Member] | Euros [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	France
Description of nature of related party relationship	Related to the subsidiary's shareholder
Description of transactions with related party	Purchase of products
Current payables to related parties	$ 29,341	502
Heineken Brouwerijen Bv [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Heineken Brouwerijen Bv [Member] | Purchase Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Purchase of products
Heineken Brouwerijen Bv [Member] | Purchase Of Products [Member] | Usd [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Purchase of products
Description of functional currency	USD
Current payables to related parties	$ 3,938,038	2,992,097
Heineken Brouwerijen Bv [Member] | Royalties [Member] | Usd [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Royalty
Description of functional currency	USD
Current payables to related parties	$ 88,757	16,876
Heineken Brouwerijen Bv [Member] | Royalties [Member] | Euros [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Royalty
Description of functional currency	Euros
Current payables to related parties	$ 34,041,624	22,406,932
Heineken Supply Chain B.v [Member] | Purchase Of Products [Member] | Euros [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Purchase of products
Description of functional currency	Euros
Current payables to related parties	$ 21	9
Emprendimientos Hoteleros Saeca [Member] | Services Received [Member] | P Y G [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related until March 16, 2023
Description of transactions with related party	Services received
Description of functional currency	PYG
Current payables to related parties	$ 0	8,160
Enex Paraguay S. A. E. [Member] | Purchase Of Products [Member] | P Y G [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Purchase of products
Description of functional currency	PYG
Current payables to related parties	$ 1,131	6,850
Grafica Y Editorial Intersuda Sa [Member] | Services Received [Member] | P Y G [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related until March 16, 2023
Description of transactions with related party	Services received
Description of functional currency	PYG
Current payables to related parties	$ 0	6,172
La Misin Sa [Member] | Services Received [Member] | P Y G [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related until March 16, 2023
Description of transactions with related party	Services received
Description of functional currency	PYG
Current payables to related parties	$ 0	439
Palemo Sa [Member] | Services Received [Member] | P Y G [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related until March 16, 2023
Description of transactions with related party	Services received
Description of functional currency	PYG
Current payables to related parties	$ 0	3,544
Prana S A [Member] | Services Received [Member] | P Y G [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related until March 16, 2023
Description of transactions with related party	Services received
Description of functional currency	PYG
Current payables to related parties	$ 0	128,988
Societe Des Produits Nestle Sa [Member] | Royalties [Member] | Other Currencies [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Switzerland
Description of nature of related party relationship	Related to the subsidiary's shareholder
Description of transactions with related party	Royalty
Description of functional currency	Others currencies
Current payables to related parties	$ 57,778	$ 84,465